Organization and Principal Activities (Schedule of Percentage of Legal Ownership in Principal Subsidiaries and Consolidated Affiliated Entities) (Details)	12 Months Ended
Dec. 31, 2015
Nanjing Tuniu [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Shanghai Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Nanjing Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Nanjing Tuzhilv Tickets Sales Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Tianjin Classic Holiday International Travel Agency Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Zhejiang Zhongshan International Agency Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Global Tour International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	75.02%
Tuniu Insurance Brokers Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Hengxin International Travel Agency Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	80.00%
Tuniu (HK) Limited [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Tuniu (Nanjing) Information Technology Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Beijing Tuniu [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%